Consolidated Statements of Operations - Additional information on the nature of expenses incurred in continuing operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Operations
Depreciation, amortization and depletion	$ 11,470	$ 8,287	$ 5,712
Employee benefits expenses	$ 7,253	$ 13,727	$ 18,403